Interest Bearing Liabilities	12 Months Ended
Jun. 30, 2026
Interest Bearing Liabilities [Abstract]
Interest Bearing Liabilities
18.	Interest Bearing Liabilities

	2026 $’000	2025 $’000
Contract liabilities	45,595	29,410
Lease liabilities (1)	9,738	1,743
Non-convertible redeemable cumulative preference shares	20,004	19,201
Other interest bearing liabilities	2,749	379
Total interest bearing liabilities	78,086	50,733
Comprising:
Current	49,060	41,074
Non-current	29,026	9,659

(1)	Refer to Note 19 for further details on the Group’s leases.

Recognition and measurement

All borrowings are initially recognised at their fair value net of directly attributable transaction costs. Subsequent to initial recognition, interest bearing liabilities are measured at amortised cost using the effective interest method. Gains and losses are recognised in the Consolidated Statement of Profit or Loss when the liabilities are derecognised. Interest bearing liabilities are classified as current liabilities, except when the Group has an unconditional right to defer settlement for at least twelve months after the reporting date, in which case the liabilities are classified as non-current.

A reconciliation of movements in interest bearing liabilities and other financial liabilities to cash flows arising from financing activities is set out in Note 21 (e).

(a)	Contract liabilities

The Group has entered into contract notes with a trading company partner whereby the Group may elect to receive up to $55 million as advance payments based on the value of committed future sales of spodumene concentrate. Amounts received in advance are recognised against the provisional sale value as the performance obligations under the contract are satisfied, being the time when significant risks and rewards of ownership transfer to the customer, which typically aligns with the loading of the export vessel. This subsequently provides additional capacity under the limit of the contract.

Amounts received in advance are unsecured, with interest paid on the outstanding amount at the Secured Overnight Financing Rate plus 2.4 per cent.

The outstanding amount received in advance as at 30 June 2026 is $45.6 million (2025: $29.4 million), which is expected to be fully realised within the next twelve months.

(b)	Non-convertible redeemable cumulative preference shares

On 27 August 2021, as part of the acquisition of North American Lithium, the Group exchanged Investissement Québec’s (IQ) second ranking debt of C$63 million for twenty million non-convertible redeemable cumulative preference shares held by NAL at a par value of C$1.00 per share. The shares may be redeemed at the option of either NAL or IQ, subject to the satisfaction of various performance conditions.

On 30 January 2026, the Group entered into a revised agreement with IQ to postpone to 1 September 2028 any payment made in connection with the redemption by NAL of the non-convertible redeemable cumulative preference shares held by IQ in the share capital of NAL, having an aggregate stated capital of C$20 million plus accrued interest.

In addition to extending payment to 1 September 2028, a new relief mechanism was included in the revised agreement in which NAL may reduce its liability to IQ if certain local transformation conditions are met.

The terms of the preference shares are detailed below:

•
interest is accrued or paid at 5 per cent per annum for the period from 27 August 2021 to 31 August 2024, 16.25 per cent per annum for the period from 1 September 2024 to 9 October 2025, and 5 per cent per annum for the period from 10 October 2025 onwards;

•	the shares cannot be converted to equity at any time;
•	preference shareholders are not entitled to dividends or to vote at shareholder meetings;
•
redemption commences in accordance with the NAL Constitution and Governance Agreement once the mine is in commercial operation and the redemption term is up to ten years after the first anniversary of the issue of these shares; and

•	in the event of default, liquidation, or receivership, IQ rank before the ordinary shareholders in priority.

The preference shares are recorded at issue price plus accrued interest. Given the nature and conditions impacting on potential redemption terms, the fair value assigned to the preference shares is their face value.